Supplemental Disclosures to the Condensed Consolidated Balance Sheets and Condensed Consolidated Statements of Cash Flows (Balance Sheets) (Details) (Linn Energy, LLC [Member], USD $)	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Linn Energy, LLC [Member]
Accrued compensation	$ 24,931,000	$ 20,513,000	$ 13,886,000	$ 35,431,000	$ 19,581,000
Accrued interest	124,029,000	73,453,000	123,407,000	72,668,000	55,170,000
Other	7,178,000	6,733,000	7,754,000	7,146,000	1,147,000
Other accrued liabilities	156,138,000	100,699,000	145,047,000	115,245,000	75,898,000
Restricted cash	5,000,000	5,000,000	5,000,000	5,000,000	4,000,000
Net Outstanding Checks	$ 0	$ 14,000,000	$ 0	$ 35,000,000	$ 54,000,000